Gain on Acquisitions, Disposals and Others (Narratives) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments
Gain (loss) on disposal of assets	$ 8	$ 4
Corporate
Disclosure of operating segments
Gain (loss) on disposal of assets	1
CONTAINERBOARD | Operating segments
Disclosure of operating segments
Gain (loss) on disposal of assets	$ 7
SPECIALTY PRODUCTS | Operating segments
Disclosure of operating segments
Gain (loss) on disposal of assets		(3)
SPECIALTY PRODUCTS | Operating segments | Plant Located in St-Jérôme, Québec
Disclosure of operating segments
Gain (loss) on disposal of assets		3
SPECIALTY PRODUCTS | Operating segments | Property in Auburn, Maine
Disclosure of operating segments
Gain (loss) on disposal of assets		$ 4